Total
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs U.S. Tax-Managed Equity Fund
Goldman Sachs U.S. Tax-Managed Equity Fund—Summary
Investment Objective
The Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) seeks to provide long-term after-tax growth of capital through tax-sensitive participation in a broadly diversified portfolio of U.S. equity securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 47 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 93 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-
147
of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs U.S. Tax-Managed Equity Fund		Class A	Class C	Institutional	Service	Investor	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs U.S. Tax-Managed Equity Fund		Class A	Class C	Institutional	Service	Investor	Class R6
Management Fees		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	none
Other Expenses		0.19%	0.44%	0.07%	0.32%	0.19%	0.06%
Service Fees		none	0.25%	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none
All Other Expenses		0.19%	0.19%	0.07%	0.07%	0.19%	0.06%
Total Annual Fund Operating Expenses		1.11%	1.86%	0.74%	1.24%	0.86%	0.73%
Fee Waiver	[1]	(0.04%)	(0.04%)	none	none	(0.04%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.07%	1.82%	0.74%	1.24%	0.82%	0.73%
[1]	Goldman Sachs & Co. (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund. This arrangement will remain in effect through at least April 30, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same  (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs U.S. Tax-Managed Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	653	880	1,124	1,824
Class C Shares	285	581	1,002	2,177
Institutional Shares	76	237	411	918
Service Shares	126	393	681	1,500
Investor Shares	84	270	473	1,057
Class R6 Shares	75	233	406	906

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs U.S. Tax-Managed Equity Fund | Class C Shares | USD ($)	185	581	1,002	2,177

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2020 was 177% of the average value of its portfolio.

Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in U.S. issuers. The Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000
®
Index.
The Fund uses a variety of quantitative techniques, in combination with a qualitative overlay, when selecting investments that have the potential to maximize the Fund’s after-tax return and minimize capital gains and income distributions. These quantitative techniques, which are derived from fundamental research and based on certain investment themes, including, among others, Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the Investment Adviser believes leads to strong performance over the long-run. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Fund may make investment decisions that deviate from those generated
by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.
In managing the Fund, the Investment Adviser balances investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax), and may use different strategies in seeking taxefficiency. These strategies include:
■	Offsetting long-term and short-term capital gains with long-term and short-term capital losses and creating loss carry-forward positions
■	Managing portfolio turnover that may result in capital gains and losses
■	Selling tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis
The Fund’s investments in fixed income securities are limited to cash equivalents.
The Fund’s benchmark index is the Russell 3000
®
Index.

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Investment Style Risk.
  Different investment styles (
e.g
., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's  net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's  performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Management Risk
. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Portfolio Turnover Rate Risk.
  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tax-Managed Investment Risk.
  Because the Investment Adviser balances investment considerations and tax considerations, the pretax performance of the Fund may be lower than the performance of similar funds that are not tax-managed. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. A high percentage of the Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders. The Fund is not suitable for investment by individual retirement accounts, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.
Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

CALENDAR YEAR ( INSTITUTIONAL)

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	23.80%	June 30, 2020
Worst Quarter Return	-21.64%	March 31, 2020

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2020
Average Annual Total Returns - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs U.S. Tax-Managed Equity Fund		1 Year	5 Years	10 Years		Inception Date
Class A Shares		10.62%	10.76%	11.99%		Apr. 03, 2000
Class A Shares | Returns After Taxes on Distributions		10.53%	10.64%	11.82%		Apr. 03, 2000
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		6.35%	8.54%	9.98%		Apr. 03, 2000
Class A Shares | Russell 3000® Index (reflects no deduction for fees or expenses)		20.83%	15.41%	13.78%		Apr. 03, 2000
Class C Shares		15.26%	11.20%	11.79%	[1]	Apr. 03, 2000
Class C Shares | Russell 3000® Index (reflects no deduction for fees or expenses)		20.83%	15.41%	13.78%		Apr. 03, 2000
Institutional Shares		17.48%	12.46%	13.06%		Apr. 03, 2000
Institutional Shares | Russell 3000® Index (reflects no deduction for fees or expenses)		20.83%	15.41%	13.78%		Apr. 03, 2000
Service Shares		16.87%	11.90%	12.50%		Apr. 03, 2000
Service Shares | Russell 3000® Index (reflects no deduction for fees or expenses)		20.83%	15.41%	13.78%		Apr. 03, 2000
Investor Shares		17.38%	12.31%	12.91%		Aug. 31, 2010
Investor Shares | Russell 3000® Index (reflects no deduction for fees or expenses)		20.83%	15.41%	13.78%		Aug. 31, 2010
Class R6 Shares	[2]	17.49%	12.46%	13.06%		Apr. 30, 2018
Class R6 Shares | Russell 3000® Index (reflects no deduction for fees or expenses)	[2]	20.83%	15.41%	13.78%		Apr. 30, 2018
[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.